Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ 10,915	$ (9,044)	$ (8,605)	$ (12,865)